SHARE CAPITAL (Tables)	9 Months Ended
May 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of Share Options	Average Exercise Price in CAD
Options outstanding at August 31, 2019	1,554,000	$ 2.61
Granted	1,628,500	$ 1.81
Options outstanding at August 31, 2020	3,182,500	$ 2.20
Granted	1,497,500	$ 6.58
Cancelled	(113,336)	$ 2.28
Exercised	(793,344)	$ 2.19
Options outstanding at May 31, 2021	3,773,320	$ 3.94

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Number Outstanding at May 31, 2021	Number Exercisable at May 31, 2021	Exercise Price in CAD	Average Remaining Contractual Life (Years)
1,497,500	—	$ 6.58	4.55
1,110,301	140,968	$ 2.61	2.86
1,165,519	126,519	$ 1.81	3.51
3,773,320	267,487		3.73